Shareholders' Equity - Schedule of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accumulated Other Comprehensive (Loss) Income [Abstract]
Beginning Balance	$ (4,345,902)	$ (3,990,594)
Current-period other comprehensive loss	1,265,061	(355,386)
Other comprehensive loss attribute to noncontrolling interests	(14,666)	78	$ 92,161
Ending balance	$ (3,095,507)	$ (4,345,902)	$ (3,990,594)